Supplement to the
Fidelity Advisor Freedom Funds®
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor Total Bond Fund is no longer an underlying fund and each Fidelity Advisor Freedom Fund is expected to cease its investment in Fidelity Advisor Equity Income Fund over time.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information for Fidelity Advisor Freedom Income Fund® found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2005 Fund® found in the footnotes to the "Fee Table" on page 7.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2010 Fund® found in the footnotes to the "Fee Table" on page 11.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2015 Fund® found in the footnotes to the "Fee Table" on page 15.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2020 Fund® found in the footnotes to the "Fee Table" on page 19.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2025 Fund® found in the footnotes to the "Fee Table" on page 23.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2030 Fund® found in the footnotes to the "Fee Table" on page 27.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

AFF-10-02 October 19, 2010
1.790697.125

The following replaces similar information for Fidelity Advisor Freedom 2035 Fund® found in the footnotes to the "Fee Table" on page 31.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2040 Fund® found in the footnotes to the "Fee Table" on page 35.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2045 Fund® found in the footnotes to the "Fee Table" on page 39.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

The following replaces similar information for Fidelity Advisor Freedom 2050 Fund® found in the footnotes to the "Fee Table" on page 43.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 68.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 68.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 69.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 69.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 71.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Fidelity Advisor Total Bond Fund is no longer an underlying fund and each Fidelity Advisor Freedom Fund is expected to cease its investment in Fidelity Advisor Equity Income Fund over time.

AFFI-10-01 October 19, 2010
1.790698.119

Supplement to the
Fidelity Freedom Funds®
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Fidelity Southeast Asia Fund and Fidelity Total Bond Fund are no longer underlying funds and each Freedom Fund is expected to cease its investment in Fidelity Equity-Income Fund, Fidelity Europe Fund, and Fidelity Japan Fund over time.

FF-10-01 October 19, 2010
1.708110.148

Supplement to the
Fidelity Freedom Funds®
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Fidelity Southeast Asia Fund and Fidelity Total Bond Fund are no longer underlying funds and each Freedom Fund is expected to cease its investment in Fidelity Equity-Income Fund, Fidelity Europe Fund, and Fidelity Japan Fund over time.

FF-10-01L October 19, 2010
1.808379.118

Supplement to the
Fidelity Freedom K® Funds
May 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity Southeast Asia Fund and Fidelity Total Bond Fund are no longer underlying funds and each Fidelity Freedom K® Fund is expected to cease its investment in Fidelity Equity-Income Fund, Fidelity Europe Fund, and Fidelity Japan Fund over time.

FF-K-10-03 October 19, 2010
1.900382.104